Document and Entity Information - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2018
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Trading Symbol	SSW
Entity Registrant Name	Seaspan CORP
Entity Central Index Key	0001332639
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding	176,871,891
Entity Preferred Stock, Shares Outstanding	33,272,706	32,872,706
Series D Preferred Shares [Member]
Document Information [Line Items]
Entity Preferred Stock, Shares Outstanding	7,017,313
Series E Preferred Shares [Member]
Document Information [Line Items]
Entity Preferred Stock, Shares Outstanding	5,415,937
Series G Preferred Shares [Member]
Document Information [Line Items]
Entity Preferred Stock, Shares Outstanding	7,800,800
Series H Preferred Shares [Member]
Document Information [Line Items]
Entity Preferred Stock, Shares Outstanding	9,025,105
Series I Preferred Stock [Member]
Document Information [Line Items]
Entity Preferred Stock, Shares Outstanding	6,000,000